UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Lockheed Martin Corp., 4.07%, 12/15/42	$10	$9,379
Northrop Grumman Corp., 3.25%, 8/01/23	25	24,674
United Technologies Corp.:
3.10%, 6/01/22	15	15,130
4.50%, 6/01/42	25	25,077

		74,260
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	10	10,434
4.10%, 2/01/45	10	9,086
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,359

		25,879
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,448
Banks — 2.1%
BNP Paribas SA, 3.25%, 3/03/23	20	20,075
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,651
HSBC Holdings PLC, 6.10%, 1/14/42	50	62,387
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,448
3.50%, 3/08/22	25	25,781
3.45%, 2/13/23	25	24,935
3.30%, 9/09/24	15	14,871
5.38%, 11/02/43	20	21,625
5.61%, 1/15/44	10	11,174
4.65%, 11/04/44	10	9,739

		230,686
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,283
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	24,102
Diageo Investment Corp., 2.88%, 5/11/22	25	24,580
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,850
PepsiCo, Inc.:
2.75%, 3/01/23	35	34,567
Corporate Bonds	Par (000)	Value
Beverages (concluded)
PepsiCo, Inc. (concluded):
4.00%, 3/05/42	$10	$9,572

		112,954
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	18,179
Capital Markets — 2.6%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,501
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,086
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,830
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	40,374
6.13%, 2/15/33	35	42,094
6.75%, 10/01/37	30	35,901
Morgan Stanley:
3.75%, 2/25/23	25	25,497
5.00%, 11/24/25	25	26,416
4.35%, 9/08/26	10	9,982
6.38%, 7/24/42	10	12,535
4.30%, 1/27/45	20	19,012
State Street Corp., 3.70%, 11/20/23	10	10,388

		289,616
Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,854
5.38%, 3/15/44	10	9,749
The Dow Chemical Co., 7.38%, 11/01/29	5	6,411
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,316
Ecolab, Inc., 4.35%, 12/08/21	25	26,985
LYB International Finance BV, 4.88%, 3/15/44	5	4,839
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,712

		82,866

Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	27,942
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	20	24,130

BLACKROCK CORI FUNDS	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Communications Equipment (concluded)
Motorola Solutions, Inc., 4.00%, 9/01/24	$10	$9,774

		33,904
Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42	10	9,390
Capital One Financial Corp., 3.50%, 6/15/23	25	24,557
HSBC Finance Corp., 6.68%, 1/15/21	25	29,187
John Deere Capital Corp., 2.80%, 1/27/23	10	9,952
MasterCard, Inc., 3.38%, 4/01/24	25	25,558

		98,644
Diversified Financial Services — 5.9%
Bank of America Corp.:
5.63%, 7/01/20	25	28,148
3.30%, 1/11/23	45	44,359
4.13%, 1/22/24	25	25,866
4.00%, 1/22/25	25	24,524
4.25%, 10/22/26	20	19,697
5.00%, 1/21/44	10	10,533
4.88%, 4/01/44	15	15,587
Series L, 4.75%, 4/21/45	5	4,758
Citigroup, Inc.:
3.88%, 10/25/23	25	25,620
5.50%, 9/13/25	25	27,368
4.30%, 11/20/26	45	44,706
8.13%, 7/15/39	15	21,777
6.68%, 9/13/43	10	12,443
General Electric Capital Corp.:
3.10%, 1/09/23	50	50,217
6.75%, 3/15/32	40	53,078
5.88%, 1/14/38	10	12,266
6.88%, 1/10/39	15	20,468
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	80,531
3.38%, 5/01/23	25	24,487
3.88%, 9/10/24	20	19,754
6.40%, 5/15/38	25	31,533
5.63%, 8/16/43	20	21,928
Morgan Stanley, 3.70%, 10/23/24	25	25,035
Northern Trust Corp., 3.95%, 10/30/25	10	10,381

		655,064
Diversified Telecommunication Services — 2.9%
AT&T, Inc.:
3.00%, 2/15/22	25	24,403
6.30%, 1/15/38	20	22,220
Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
AT&T, Inc. (concluded):
5.35%, 9/01/40	$15	$15,102
5.55%, 8/15/41	5	5,121
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,317
Verizon Communications, Inc.:
4.50%, 9/15/20	25	26,938
5.15%, 9/15/23	50	55,031
6.40%, 9/15/33	45	52,023
6.55%, 9/15/43	40	47,257
4.86%, 8/21/46	40	37,817
5.01%, 8/21/54	5	4,622
4.67%, 3/15/55 (a)	25	21,849

		324,700
Electric Utilities — 1.2%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	17,966
Duke Energy Florida, Inc., 6.40%, 6/15/38	25	32,549
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,084
Georgia Power Co., 4.30%, 3/15/42	15	14,203
Pacific Gas & Electric Co., 6.05%, 3/01/34	20	24,408
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,483
Virginia Electric & Power Co., 8.88%, 11/15/38	15	23,687

		136,380
Energy Equipment & Services — 0.6%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,309
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	15,740
Halliburton Co., 7.45%, 9/15/39	15	20,588
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	19,989
Williams Partners LP, 6.30%, 4/15/40	5	5,028

		66,654
Food & Staples Retailing — 0.4%
CVS Health Corp., 6.13%, 9/15/39	10	11,872
Kraft Foods Group, Inc., 3.50%, 6/06/22	25	25,350

2	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (concluded)
Walgreen Co., 3.10%, 9/15/22	$10	$9,715

		46,937
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,468
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,803
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	10,194

		33,465
Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,488
Medtronic, Inc., 4.63%, 3/15/44	6	6,216

		12,704
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,120
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,757
Express Scripts Holding Co., 4.75%, 11/15/21	25	26,906
UnitedHealth Group, Inc., 6.88%, 2/15/38	15	20,001
WellPoint, Inc., 5.10%, 1/15/44	20	20,264

		88,048
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,142
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	19,954
Industrial Conglomerates — 0.2%
General Electric Co.:
2.70%, 10/09/22	10	9,872
4.50%, 3/11/44	15	15,614

		25,486
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	15	15,246
The Allstate Corp., 3.15%, 6/15/23	10	10,070
American International Group, Inc.:
3.38%, 8/15/20	25	25,940
4.13%, 2/15/24	25	25,900
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,390
AXA SA, 8.60%, 12/15/30	5	6,713
Corporate Bonds	Par (000)	Value
Insurance (concluded)
MetLife, Inc., 4.88%, 11/13/43	$25	$26,617
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,341
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,421

		143,638
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	26,789
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,864
Media — 2.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	35	41,662
Comcast Corp.:
3.13%, 7/15/22	25	25,121
4.25%, 1/15/33	5	4,976
6.45%, 3/15/37	30	37,679
4.65%, 7/15/42	15	15,376
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,044
6.38%, 3/01/41	10	10,945
5.15%, 3/15/42	5	4,766
Discovery Communications LLC, 6.35%, 6/01/40	10	10,783
NBCUniversal Media LLC, 5.95%, 4/01/41	5	5,989
Omnicom Group, Inc., 3.63%, 5/01/22	20	20,183
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,239
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	15,319
7.30%, 7/01/38	5	5,456
6.75%, 6/15/39	5	5,187
Time Warner, Inc.:
4.05%, 12/15/23	25	25,808
7.63%, 4/15/31	25	32,691
5.35%, 12/15/43	10	10,403
Viacom, Inc., 4.38%, 3/15/43	10	8,204

The Walt Disney Co., 2.35%, 12/01/22	15	14,531

		322,362
Metals & Mining — 0.9%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,270
5.00%, 9/30/43	10	10,314

BLACKROCK CORI FUNDS	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Newmont Mining Corp., 6.25%, 10/01/39	$5	$4,552
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,104
Southern Copper Corp.:
5.25%, 11/08/42	15	12,710
5.88%, 4/23/45	5	4,580
Vale Overseas Ltd.:
4.38%, 1/11/22	25	24,068
6.88%, 11/21/36	5	4,664
6.88%, 11/10/39	10	9,221

		100,483
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,560
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36	5	5,617
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,134
2.75%, 5/10/23	25	23,926
Cenovus Energy, Inc., 6.75%, 11/15/39	2	2,202
ConocoPhillips, 6.50%, 2/01/39	10	12,444
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	19,292
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	19,302
Encana Corp., 6.50%, 2/01/38	15	15,579
Hess Corp., 5.60%, 2/15/41	15	15,041
Marathon Oil Corp., 6.80%, 3/15/32	5	5,731
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,517
Phillips 66, 5.88%, 5/01/42	5	5,486
Suncor Energy, Inc., 6.50%, 6/15/38	25	30,581

		202,852
Pharmaceuticals — 1.6%
Abbott Laboratories, 5.30%, 5/27/40	5	5,766
AbbVie, Inc.:
2.90%, 11/06/22	25	24,256
4.40%, 11/06/42	10	9,402
AstraZeneca PLC, 6.45%, 9/15/37	10	12,960
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,704
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,129
Merck & Co., Inc., 2.80%, 5/18/23	25	24,807
Pfizer, Inc., 7.20%, 3/15/39	25	34,297
Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	$25	$23,963

		180,284
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	15,459
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,700
Intel Corp., 4.80%, 10/01/41	10	10,258

		15,958
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,149
5.38%, 7/15/40	15	16,808

		40,957
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	18,348
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	26,441
6.00%, 9/15/41	10	10,130

		36,571
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,298
5.38%, 1/31/44	10	10,744
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,437
4.88%, 11/15/43	15	15,875
4.25%, 11/10/44	10	9,600

		61,954
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	20	23,500
Vodafone Group PLC:
2.95%, 2/19/23	15	14,123
6.15%, 2/27/37	20	21,705

		59,328
Total Corporate Bonds — 33.2%		3,682,319

4	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.50%, 11/15/24	$80	$116,300
5.25%, 11/15/28	10	13,280
6.13%, 8/15/29	10	14,431
5.38%, 2/15/31	35	48,117
4.38%, 2/15/38	10	12,698
4.38%, 11/15/39	40	50,775
4.63%, 2/15/40	60	78,914
4.38%, 5/15/41	40	51,050
3.13%, 2/15/42	50	52,090
2.75%, 11/15/42	90	86,787
3.63%, 8/15/43	70	79,691
3.75%, 11/15/43	40	46,572
3.63%, 2/15/44	20	22,756
3.38%, 5/15/44	10	10,868
3.13%, 8/15/44	30	31,109
2.50%, 2/15/45	20	18,234
3.00%, 5/15/45	20	20,278
U.S. Treasury Notes:
2.63%, 8/15/20	70	73,473
2.13%, 8/31/20	40	41,022
2.63%, 11/15/20	50	52,422
2.38%, 12/31/20	160	165,712
2.13%, 1/31/21	20	20,437
3.63%, 2/15/21	200	220,281
3.13%, 5/15/21	230	247,250
2.00%, 10/31/21	20	20,186
1.50%, 1/31/22	70	68,327
1.75%, 2/28/22	60	59,428
1.75%, 3/31/22	30	29,712
1.75%, 5/15/23	150	146,672
2.75%, 11/15/23	100	105,062
2.75%, 2/15/24	60	62,925
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (concluded):
2.50%, 5/15/24	$30	$30,832
2.38%, 8/15/24	20	20,325
2.25%, 11/15/24	20	20,098
2.00%, 2/15/25	50	49,137
2.13%, 5/15/25	30	29,794
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (b)	7,400	4,985,757
Total U.S. Treasury Obligations — 64.9%		7,202,802
Total Long-Term Investments (Cost — $10,216,356) — 98.1%		10,885,121

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08%, (c)(d)	182,035	182,035

		182,035
Total Short-Term Securities (Cost — $182,035) — 1.6%		182,035
Total Investments (Cost — $10,398,391*) — 99.7%		11,067,156
Other Assets Less Liabilities — 0.3%		29,416

Net Assets — 100.0%		$11,096,572

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,398,637

Gross unrealized appreciation	$724,717
Gross unrealized depreciation	(56,198)

Net unrealized appreciation	$668,519

BLACKROCK CORI FUNDS	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,311	54,724	182,035	$99

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial Futures Contracts

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2015	$155,938	$1,450

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

6	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,885,121	—	$10,885,121
Short-Term Securities	$182,035	—	—	182,035

Total	$182,035	$10,885,121	—	$11,067,156

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,450	—	—	$1,450
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash pledged for financial futures contracts of $3,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK CORI FUNDS	JULY 31, 2015	7

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,069
Northrop Grumman Corp., 3.25%, 8/01/23	10	9,870
United Technologies Corp.:
3.10%, 6/01/22	10	10,086
4.50%, 6/01/42	35	35,108

		69,133
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	15,651
4.10%, 2/01/45	10	9,086
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,359

		31,096
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,895
Banks — 1.7%
BNP Paribas SA, 3.25%, 3/03/23	5	5,019
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,651
HSBC Holdings PLC, 6.10%, 1/14/42	25	31,194
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,448
3.45%, 2/13/23	25	24,935
3.30%, 9/09/24	30	29,741
5.38%, 11/02/43	30	32,437
5.61%, 1/15/44	15	16,762
4.65%, 11/04/44	15	14,608

		194,795
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,565
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	24,102
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,851
PepsiCo, Inc.:
2.75%, 3/01/23	15	14,814
4.00%, 3/05/42	15	14,358

		83,690
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	24,238
Corporate Bonds	Par (000)	Value
Capital Markets — 2.4%
Ameriprise Financial, Inc., 3.70%, 10/15/24	$20	$20,501
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,830
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,094
6.13%, 2/15/33	45	54,121
6.75%, 10/01/37	35	41,884
6.25%, 2/01/41	5	6,003
Morgan Stanley:
3.75%, 2/25/23	25	25,497
5.00%, 11/24/25	25	26,416
4.35%, 9/08/26	10	9,982
6.38%, 7/24/42	20	25,070
4.30%, 1/27/45	15	14,259
State Street Corp., 3.70%, 11/20/23	10	10,388

		264,045
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,854
5.38%, 3/15/44	10	9,749
The Dow Chemical Co., 7.38%, 11/01/29	10	12,822
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,316
LYB International Finance BV, 4.88%, 3/15/44	5	4,839
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,424

		68,004
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	25	30,162
Motorola Solutions, Inc., 4.00%, 9/01/24	10	9,774

		39,936
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	10	9,390
Capital One Financial Corp., 3.50%, 6/15/23	25	24,557
John Deere Capital Corp., 2.80%, 1/27/23	15	14,928

MasterCard, Inc., 3.38%, 4/01/24	25	25,558

		74,433
Diversified Financial Services — 5.3%
Bank of America Corp.:
3.30%, 1/11/23	45	44,359

BLACKROCK CORI FUNDS	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Bank of America Corp. (concluded):
4.13%, 1/22/24	$25	$25,867
4.00%, 1/22/25	20	19,620
4.25%, 10/22/26	25	24,621
5.00%, 1/21/44	10	10,533
4.88%, 4/01/44	30	31,174
Series L, 4.75%, 4/21/45	5	4,758
Citigroup, Inc.:
3.88%, 10/25/23	25	25,620
5.50%, 9/13/25	25	27,368
4.30%, 11/20/26	5	4,967
8.13%, 7/15/39	20	29,036
6.68%, 9/13/43	25	31,106
General Electric Capital Corp.:
3.10%, 1/09/23	25	25,108
6.75%, 3/15/32	35	46,443
5.88%, 1/14/38	25	30,664
6.88%, 1/10/39	20	27,291
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	48,974
3.88%, 9/10/24	30	29,631
6.40%, 5/15/38	25	31,533
5.60%, 7/15/41	10	11,506
5.63%, 8/16/43	20	21,928
Morgan Stanley, 3.70%, 10/23/24	35	35,049
Northern Trust Corp., 3.95%, 10/30/25	10	10,381

		597,537
Diversified Telecommunication Services — 3.0%
AT&T, Inc.:
6.30%, 1/15/38	25	27,775
5.35%, 9/01/40	15	15,102
5.55%, 8/15/41	15	15,364
Orange SA, 5.38%, 1/13/42	5	5,202
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,317
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,031
6.40%, 9/15/33	55	63,584
4.27%, 1/15/36 (a)	25	22,660
6.55%, 9/15/43	50	59,071
4.86%, 8/21/46	35	33,089
5.01%, 8/21/54	10	9,244
4.67%, 3/15/55 (a)	20	17,479

		335,918
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	23,955
Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	$10	$11,534
Duke Energy Florida, Inc., 6.40%, 6/15/38	25	32,549
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,084
Georgia Power Co., 4.30%, 3/15/42	25	23,672
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	30,510
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,483
Virginia Electric & Power Co., 8.88%, 11/15/38	10	15,791

		161,578
Energy Equipment & Services — 0.7%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,309
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	15,740
Halliburton Co., 7.45%, 9/15/39	15	20,588
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,685
7.63%, 1/15/39	15	19,989
Williams Partners LP, 6.30%, 4/15/40	10	10,056

		77,367
Food & Staples Retailing — 0.5%
CVS Health Corp., 6.13%, 9/15/39	10	11,873
Kraft Foods Group, Inc., 3.50%, 6/06/22	25	25,350
Walgreen Co., 3.10%, 9/15/22	15	14,572

		51,795
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,468
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,803
Kraft Foods Group, Inc., 5.00%, 6/04/42	15	15,291

		38,562
Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,488
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,779

2	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (concluded)
Medtronic, Inc., 4.63%, 3/15/44	$7	$7,253

		19,520
Health Care Providers & Services — 0.5%
Aetna, Inc., 6.63%, 6/15/36	5	6,120
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,838
UnitedHealth Group, Inc., 6.88%, 2/15/38	15	20,001
WellPoint, Inc., 5.10%, 1/15/44	20	20,264

		56,223
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,142
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	19,954
Industrial Conglomerates — 0.3%
General Electric Co.:
2.70%, 10/09/22	15	14,808
4.50%, 3/11/44	20	20,819

		35,627
Insurance — 1.2%
Aflac, Inc., 3.63%, 6/15/23	10	10,164
The Allstate Corp., 3.15%, 6/15/23	15	15,106
American International Group, Inc., 4.13%, 2/15/24	25	25,900
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,390
AXA SA, 8.60%, 12/15/30	10	13,425
MetLife, Inc., 4.88%, 11/13/43	30	31,940
Prudential Financial, Inc., 6.63%, 12/01/37	15	18,511
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,421

		135,857
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,864
Media — 2.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	45	53,565
Comcast Corp.:
3.13%, 7/15/22	25	25,121
4.25%, 1/15/33	15	14,928
6.45%, 3/15/37	35	43,959
4.65%, 7/15/42	10	10,251
Corporate Bonds	Par (000)	Value
Media (concluded)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	$10	$10,945
5.15%, 3/15/42	5	4,766
Discovery Communications LLC, 6.35%, 6/01/40	10	10,783
NBCUniversal Media LLC, 5.95%, 4/01/41	10	11,978
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,359
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	15,319
7.30%, 7/01/38	10	10,913
6.75%, 6/15/39	10	10,374
Time Warner, Inc.:
4.05%, 12/15/23	25	25,808
7.63%, 4/15/31	25	32,691
5.35%, 12/15/43	20	20,805
Viacom, Inc., 4.38%, 3/15/43	15	12,305
The Walt Disney Co., 2.35%, 12/01/22	10	9,687

		327,557
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,180
5.00%, 9/30/43	10	10,314
Newmont Mining Corp., 6.25%, 10/01/39	10	9,103
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	10,070
Southern Copper Corp.:
5.25%, 11/08/42	15	12,710
5.88%, 4/23/45	5	4,580
Vale Overseas Ltd.:
6.88%, 11/21/36	5	4,664
6.88%, 11/10/39	25	23,053

		84,674
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,560
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	10	11,234
BP Capital Markets PLC:
3.25%, 5/06/22	10	10,067
2.75%, 5/10/23	25	23,926
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	10,868
Cenovus Energy, Inc., 6.75%, 11/15/39	3	3,302
ConocoPhillips, 6.50%, 2/01/39	20	24,888

BLACKROCK CORI FUNDS	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
ConocoPhillips Holding Co., 6.95%, 4/15/29	$20	$25,723
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	19,302
Encana Corp., 6.50%, 2/01/38	15	15,579
Hess Corp.:
7.30%, 8/15/31	5	5,804
5.60%, 2/15/41	20	20,054
Marathon Oil Corp., 6.80%, 3/15/32	5	5,731
Phillips 66, 5.88%, 5/01/42	10	10,973
Suncor Energy, Inc., 6.50%, 6/15/38	30	36,697
		224,148
Pharmaceuticals — 1.8%
Abbott Laboratories, 5.30%, 5/27/40	10	11,533
AbbVie, Inc.:
2.90%, 11/06/22	25	24,256
4.40%, 11/06/42	10	9,402
AstraZeneca PLC, 6.45%, 9/15/37	15	19,440
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,704
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,129
Merck & Co., Inc., 2.80%, 5/18/23	25	24,806
Pfizer, Inc., 7.20%, 3/15/39	30	41,157
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,963
		199,390
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	20,611
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,700
Intel Corp., 4.80%, 10/01/41	15	15,387
		21,087
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,149
5.38%, 7/15/40	20	22,411
		46,560
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	18,348
Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc., 6.65%, 9/15/37	$5	$6,560
		24,908
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	10,130
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,447
5.38%, 1/31/44	20	21,488
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,291
4.88%, 11/15/43	25	26,458
		73,684
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	29,375
Vodafone Group PLC:
2.95%, 2/19/23	10	9,416
6.15%, 2/27/37	25	27,131
		65,922
Total Corporate Bonds — 31.6%		3,538,440

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	60	81,211
7.13%, 2/15/23	30	40,887
7.50%, 11/15/24	130	188,988
7.63%, 2/15/25	90	132,680
6.00%, 2/15/26	200	271,531
6.38%, 8/15/27	190	271,744
4.38%, 2/15/38	40	50,791
4.50%, 5/15/38	50	64,559
4.38%, 11/15/39	40	50,775
4.38%, 5/15/41	350	446,687
3.13%, 2/15/42	350	364,629
2.75%, 11/15/42	350	337,504
3.13%, 2/15/43	50	51,836
2.88%, 5/15/43	80	79,031
3.63%, 8/15/43	270	307,378
3.75%, 11/15/43	180	209,573
3.63%, 2/15/44	50	56,891
3.38%, 5/15/44	95	103,246
3.13%, 8/15/44	60	62,217
3.00%, 11/15/44	10	10,122
2.50%, 2/15/45	70	63,820
3.00%, 5/15/45	70	70,973

4	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
1.63%, 8/15/22	$120	$117,356
1.63%, 11/15/22	120	117,019
1.75%, 5/15/23	270	264,009
2.50%, 8/15/23	130	134,113
2.75%, 11/15/23	230	241,644
2.75%, 2/15/24	180	188,775
2.50%, 5/15/24	70	71,941
2.38%, 8/15/24	160	162,600
2.25%, 11/15/24	30	30,148
2.00%, 2/15/25	125	122,842
2.13%, 5/15/25	140	139,038
4.50%, 2/15/36	65	84,150
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (b)	4,220	2,416,359
Total U.S. Treasury Obligations — 66.1%		7,407,067
Total Long-Term Investments (Cost — $10,245,002) — 97.7%		10,945,507
	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	142,546	$142,546
Total Short-Term Securities (Cost — $142,546) — 1.3%		142,546
Total Investments (Cost — $10,387,548*) — 99.0%		11,088,053
Other Assets Less Liabilities — 1.0%		110,450
Net Assets — 100.0%		$11,198,503

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,387,565

Gross unrealized appreciation	$773,138
Gross unrealized depreciation	(72,650)

Net unrealized appreciation	$700,488

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Represents the current yield as of report date.

(d)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	95,397	47,149	142,546	$81

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial Futures Contracts

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2015	$155,938	$1,450

BLACKROCK CORI FUNDS	JULY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,945,507	—	$10,945,507
Short-Term Securities	$142,546	—	—	142,546

Total	$142,546	$10,945,507	—	$11,088,053

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,450	—	—	$1,450
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash pledged for financial futures contracts of $3,400 is categorized as level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,069
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,379
United Technologies Corp., 4.50%, 6/01/42	50	50,154

		79,602
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	15,650
4.10%, 2/01/45	10	9,086
United Parcel Service, Inc., 6.20%, 1/15/38	10	12,719

		37,455
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,895
Banks — 1.5%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,651
HSBC Holdings PLC, 6.10%, 1/14/42	50	62,387
Wells Fargo & Co.:
3.30%, 9/09/24	10	9,914
5.38%, 11/02/43	40	43,249
5.61%, 1/15/44	25	27,936
4.65%, 11/04/44	15	14,609

		172,746
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,565
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,850
PepsiCo, Inc., 4.00%, 3/05/42	25	23,930

		54,345
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	30,298
Capital Markets — 2.4%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,251
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	46,270
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	30,067
6.75%, 10/01/37	55	65,818
6.25%, 2/01/41	15	18,008

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
Morgan Stanley:
3.88%, 4/29/24	$25	$25,387
5.00%, 11/24/25	25	26,416
4.35%, 9/08/26	15	14,972
6.38%, 7/24/42	20	25,070
4.30%, 1/27/45	20	19,012

		281,271
Chemicals — 0.5%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,854
5.38%, 3/15/44	10	9,749
The Dow Chemical Co., 7.38%, 11/01/29	10	12,822
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,764
Ecolab, Inc., 5.50%, 12/08/41	10	11,267
LYB International Finance BV, 4.88%, 3/15/44	5	4,839
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,424

		59,719
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,195
Motorola Solutions, Inc., 4.00%, 9/01/24	5	4,887

		41,082
Consumer Finance — 0.3%
American Express Co., 4.05%, 12/03/42	10	9,390
MasterCard, Inc., 3.38%, 4/01/24	25	25,558

		34,948
Diversified Financial Services — 4.2%
Bank of America Corp.:
4.00%, 1/22/25	30	29,429
4.25%, 10/22/26	10	9,849
5.00%, 1/21/44	60	63,200
4.88%, 4/01/44	5	5,196
Series L, 4.75%, 4/21/45	5	4,758
Citigroup, Inc.:
5.50%, 9/13/25	25	27,368
4.30%, 11/20/26	20	19,869
8.13%, 7/15/39	20	29,036
6.68%, 9/13/43	15	18,664
5.30%, 5/06/44	25	26,241
General Electric Capital Corp.:
6.75%, 3/15/32	40	53,078
5.88%, 1/14/38	35	42,930

BLACKROCK CORI FUNDS	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp. (concluded):
6.88%, 1/10/39	$30	$40,937
JPMorgan Chase & Co.:
3.88%, 9/10/24	25	24,692
6.40%, 5/15/38	30	37,839
5.60%, 7/15/41	20	23,012
5.63%, 8/16/43	15	16,446
4.95%, 6/01/45	15	14,998

		487,542
Diversified Telecommunication Services — 3.1%
AT&T, Inc.:
6.30%, 1/15/38	30	33,331
5.35%, 9/01/40	25	25,170
5.55%, 8/15/41	15	15,364
Orange SA, 5.38%, 1/13/42	5	5,201
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	18,476
Verizon Communications, Inc.:
6.40%, 9/15/33	55	63,584
4.27%, 1/15/36 (a)	25	22,660
6.55%, 9/15/43	90	106,329
4.86%, 8/21/46	25	23,635
5.01%, 8/21/54	15	13,865
4.67%, 3/15/55 (a)	35	30,588

		358,203
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	20	23,955
6.50%, 9/15/37	10	12,523
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,534
Duke Energy Florida, Inc., 6.40%, 6/15/38	35	45,568
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	16,627
Georgia Power Co., 4.30%, 3/15/42	30	28,406
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	42,714
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,725
Virginia Electric & Power Co., 8.88%, 11/15/38	10	15,791

		215,843
Energy Equipment & Services — 0.8%
Baker Hughes, Inc., 5.13%, 9/15/40	10	10,619
Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
Enterprise Products Operating LLC, 5.70%, 2/15/42	$20	$20,986
Halliburton Co., 7.45%, 9/15/39	20	27,451
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	26,652
Williams Partners LP, 6.30%, 4/15/40	10	10,056

		95,764
Food & Staples Retailing — 0.1%
CVS Health Corp., 6.13%, 9/15/39	15	17,809
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	15,702
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,803
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,214
5.00%, 6/04/42	20	20,388

		55,107
Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	15	19,463
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,779
Medtronic, Inc., 4.63%, 3/15/44	8	8,289

		33,531
Health Care Providers & Services — 0.5%
Aetna, Inc., 6.63%, 6/15/36	5	6,120
UnitedHealth Group, Inc., 6.88%, 2/15/38	20	26,668
WellPoint, Inc., 5.10%, 1/15/44	25	25,330

		58,118
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	15	18,214
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	26,606
Industrial Conglomerates — 0.2%
General Electric Co., 4.50%, 3/11/44	25	26,024
Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	15	15,298
American International Group, Inc., 4.13%, 2/15/24	25	25,900

2	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Arch Capital Group US, Inc., 5.14%, 11/01/43	$10	$10,391
AXA SA, 8.60%, 12/15/30	10	13,425
MetLife, Inc., 4.88%, 11/13/43	35	37,264
Prudential Financial, Inc., 6.63%, 12/01/37	20	24,681
The Travelers Cos., Inc., 4.60%, 8/01/43	15	15,631
		142,590
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	18,485
Media — 3.1%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	71,421
Comcast Corp.:
4.25%, 1/15/33	20	19,903
6.45%, 3/15/37	25	31,399
4.65%, 7/15/42	15	15,376
4.75%, 3/01/44	25	26,129
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	10,945
5.15%, 3/15/42	5	4,766
Discovery Communications LLC, 6.35%, 6/01/40	10	10,783
NBCUniversal Media LLC, 5.95%, 4/01/41	10	11,978
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,599
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	20,425
7.30%, 7/01/38	10	10,913
6.75%, 6/15/39	10	10,374
Time Warner, Inc.:
4.05%, 12/15/23	25	25,808
7.63%, 4/15/31	35	45,768
5.35%, 12/15/43	20	20,805
Viacom, Inc., 4.38%, 3/15/43	20	16,407
The Walt Disney Co., 4.13%, 6/01/44	5	5,035
		363,834
Metals & Mining — 0.9%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	25,786
Newmont Mining Corp., 6.25%, 10/01/39	10	9,103
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,105
Southern Copper Corp.:
5.25%, 11/08/42	20	16,947
Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Southern Copper Corp. (concluded):
5.88%, 4/23/45	$5	$4,580
Vale Overseas Ltd.:
6.88%, 11/21/36	10	9,327
6.88%, 11/10/39	30	27,664
		108,512
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	24,450
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	15	16,851
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	10,868
Cenovus Energy, Inc., 6.75%, 11/15/39	5	5,504
ConocoPhillips, 6.50%, 2/01/39	30	37,332
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	32,153
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	25,736
Encana Corp., 6.50%, 2/01/38	20	20,772
Hess Corp.:
7.30%, 8/15/31	5	5,804
5.60%, 2/15/41	25	25,068
ONEOK Partners LP, 6.85%, 10/15/37	5	5,170
Phillips 66, 5.88%, 5/01/42	10	10,973
Suncor Energy, Inc., 6.50%, 6/15/38	35	42,813
Valero Energy Corp., 6.63%, 6/15/37	5	5,710
		244,754
Pharmaceuticals — 1.4%
Abbott Laboratories, 5.30%, 5/27/40	10	11,533
AbbVie, Inc., 4.40%, 11/06/42	15	14,102
AstraZeneca PLC, 6.45%, 9/15/37	15	19,440
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	4,325
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	20	25,505
Merck & Co., Inc., 2.80%, 5/18/23	25	24,807

Pfizer, Inc.:
7.20%, 3/15/39	35	48,016
4.40%, 5/15/44	5	5,033

BLACKROCK CORI FUNDS	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	$5	$5,712
		158,473
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,241
Norfolk Southern Corp., 4.84%, 10/01/41	25	25,764
		32,005
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,700
Intel Corp., 4.80%, 10/01/41	15	15,387
		21,087
Software — 0.1%
Oracle Corp., 5.38%, 7/15/40	15	16,808
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	24,464
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	15	15,195
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	32,231
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,041
		69,272
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	30	35,250
Vodafone Group PLC, 6.15%, 2/27/37	30	32,557
		67,807
Total Corporate Bonds — 30.2%		3,506,858

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	90	130,837
7.63%, 2/15/25	230	339,070
6.00%, 2/15/26	160	217,225
6.13%, 8/15/29	280	404,075
4.38%, 2/15/38	50	63,488
4.50%, 5/15/38	40	51,647
3.50%, 2/15/39	60	66,905
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
4.25%, 5/15/39	$50	$62,293
4.50%, 8/15/39	50	64,570
4.38%, 11/15/39	50	63,469
4.63%, 2/15/40	20	26,305
4.38%, 5/15/41	300	382,875
3.13%, 2/15/42	450	468,809
2.75%, 8/15/42	30	28,964
2.75%, 11/15/42	410	395,362
2.88%, 5/15/43	60	59,273
3.63%, 8/15/43	280	318,763
3.75%, 11/15/43	200	232,859
3.63%, 2/15/44	200	227,562
3.38%, 5/15/44	160	173,887
3.13%, 8/15/44	65	67,402
3.00%, 11/15/44	110	111,341
2.50%, 2/15/45	90	82,055
3.00%, 5/15/45	40	40,556
U.S. Treasury Notes:
2.38%, 8/15/24	160	162,600
2.25%, 11/15/24	70	70,345
2.00%, 2/15/25	230	226,029
2.13%, 5/15/25	170	168,831
4.50%, 2/15/36	75	97,096
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (b)	5,605	3,051,110
Total U.S. Treasury Obligations — 67.5%		7,855,603
Total Long-Term Investments (Cost — $10,569,147) — 97.7%		11,362,461

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	120,351	120,351
Total Short-Term Securities (Cost — $120,351) — 1.0%		120,351
Total Investments (Cost — $10,689,498*) — 98.7%		11,482,812
Other Assets Less Liabilities — 1.3%		145,766
Net Assets — 100.0%		$11,628,578

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,690,570

Gross unrealized appreciation	$892,198
Gross unrealized depreciation	(99,956)

Net unrealized appreciation	$792,242

4	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	96,732	23,619	120,351	$77

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial Futures Contracts

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2015	$155,938	$1,450

BLACKROCK CORI FUNDS	JULY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,362,461	—	$11,362,461
Short-Term Securities	$120,351	—	—	120,351

Total	$120,351	$11,362,461	—	$11,482,812

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,450	—	—	$1,450
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash pledged for financial futures contracts of $3,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$18,759
Northrop Grumman Corp., 4.75%, 6/01/43	20	20,505
United Technologies Corp., 4.50%, 6/01/42	50	50,154

		89,418
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	15,650
4.10%, 2/01/45	10	9,086
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,078

		43,814
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,895
Banks — 1.5%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,651
HSBC Holdings PLC, 6.10%, 1/14/42	50	62,387
Wells Fargo & Co.:
5.38%, 11/02/43	40	43,249
5.61%, 1/15/44	25	27,937
4.65%, 11/04/44	25	24,347

		172,571
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	25,706
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,851
PepsiCo, Inc., 4.00%, 3/05/42	25	23,930

		59,487
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	36,358
Capital Markets — 2.1%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	13,220
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	72,162
6.75%, 10/01/37	60	71,802
Morgan Stanley:
4.35%, 9/08/26	25	24,954
6.38%, 7/24/42	30	37,605

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
Morgan Stanley (concluded):
4.30%, 1/27/45	$20	$19,012

		238,755
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,854
5.38%, 3/15/44	15	14,624
The Dow Chemical Co., 7.38%, 11/01/29	15	19,233
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,529
Ecolab, Inc., 5.50%, 12/08/41	5	5,633
LYB International Finance BV, 4.88%, 3/15/44	5	4,839
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,424

		70,136
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	35	42,227
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,390
Diversified Financial Services — 4.3%
Bank of America Corp.:
4.25%, 10/22/26	40	39,394
5.00%, 1/21/44	35	36,867
4.88%, 4/01/44	25	25,978
Series L, 4.75%, 4/21/45	5	4,758
Citigroup, Inc.:
4.30%, 11/20/26	10	9,935
8.13%, 7/15/39	50	72,591
6.68%, 9/13/43	20	24,885
5.30%, 5/06/44	5	5,248
General Electric Capital Corp.:
6.75%, 3/15/32	40	53,078
5.88%, 1/14/38	40	49,062
6.88%, 1/10/39	35	47,759
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	29,813
6.40%, 5/15/38	35	44,146
5.60%, 7/15/41	10	11,506
5.63%, 8/16/43	25	27,410
4.95%, 6/01/45	10	9,999

		492,429
Diversified Telecommunication Services — 3.6%
AT&T, Inc.:
6.30%, 1/15/38	40	44,441

BLACKROCK CORI FUNDS	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
AT&T, Inc. (concluded):
5.35%, 9/01/40	$25	$25,170
5.55%, 8/15/41	10	10,242
Orange SA, 5.38%, 1/13/42	5	5,202
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	24,634
Verizon Communications, Inc.:
6.40%, 9/15/33	65	75,145
4.27%, 1/15/36 (a)	25	22,660
6.55%, 9/15/43	90	106,329
4.86%, 8/21/46	60	56,725
5.01%, 8/21/54	15	13,865
4.67%, 3/15/55 (a)	30	26,218

		410,631
Electric Utilities — 2.1%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	40	47,909
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,301
Duke Energy Florida, Inc., 6.40%, 6/15/38	35	45,568
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	22,169
Georgia Power Co., 4.30%, 3/15/42	25	23,672
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	48,816
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,967
Virginia Electric & Power Co., 8.88%, 11/15/38	10	15,791

		246,193
Energy Equipment & Services — 1.0%
Baker Hughes, Inc., 5.13%, 9/15/40	10	10,619
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	20,986
Halliburton Co., 7.45%, 9/15/39	25	34,313
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,685
7.63%, 1/15/39	25	33,315
Williams Partners LP, 6.30%, 4/15/40	10	10,056

		114,974
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	20	23,745
Corporate Bonds	Par (000)	Value
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	$20	$20,936
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,803
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,214
5.00%, 6/04/42	20	20,388

		60,341
Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	10	12,975
Express Scripts Holding Co., 6.13%, 11/15/41	10	11,559
Medtronic, Inc., 4.63%, 3/15/44	9	9,325

		33,859
Health Care Providers & Services — 0.5%
Aetna, Inc., 6.63%, 6/15/36	5	6,120
UnitedHealth Group, Inc., 6.88%, 2/15/38	20	26,668
WellPoint, Inc., 5.10%, 1/15/44	30	30,396

		63,184
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	24,285
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,257
Industrial Conglomerates — 0.2%
General Electric Co., 4.50%, 3/11/44	25	26,024
Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	15	15,298
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,391
AXA SA, 8.60%, 12/15/30	10	13,425
MetLife, Inc.:
4.88%, 11/13/43	40	42,587
4.05%, 3/01/45	10	9,393
Prudential Financial, Inc., 6.63%, 12/01/37	25	30,852
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,842

		142,788
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	23,107

2	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media — 3.5%
21st Century Fox America, Inc., 6.40%, 12/15/35	$65	$77,372
CBS Corp., 4.60%, 1/15/45	5	4,509
Comcast Corp.:
4.25%, 1/15/33	30	29,855
6.45%, 3/15/37	35	43,959
4.65%, 7/15/42	25	25,626
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	15	16,417
5.15%, 3/15/42	10	9,531
Discovery Communications LLC:
6.35%, 6/01/40	10	10,783
4.88%, 4/01/43	5	4,490
NBCUniversal Media LLC, 5.95%, 4/01/41	20	23,955
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,599
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	25,531
7.30%, 7/01/38	10	10,913
6.75%, 6/15/39	10	10,374
Time Warner, Inc.:
7.63%, 4/15/31	45	58,845
5.35%, 12/15/43	25	26,007
Viacom, Inc., 4.38%, 3/15/43	25	20,509

		404,275
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	25,786
Newmont Mining Corp., 6.25%, 10/01/39	10	9,103
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,104
Southern Copper Corp.:
5.25%, 11/08/42	25	21,184
5.88%, 4/23/45	10	9,160
Vale Overseas Ltd.:
6.88%, 11/21/36	15	13,991
6.88%, 11/10/39	30	27,664

		121,992
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	24,450
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	22,468
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	10,868
Cenovus Energy, Inc., 6.75%, 11/15/39	5	5,504
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
ConocoPhillips, 6.50%, 2/01/39	$30	$37,331
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	38,584
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	32,170
Encana Corp., 6.50%, 2/01/38	25	25,965
Hess Corp.:
7.30%, 8/15/31	5	5,804
5.60%, 2/15/41	25	25,068
ONEOK Partners LP, 6.85%, 10/15/37	5	5,170
Phillips 66, 5.88%, 5/01/42	10	10,973
Suncor Energy, Inc., 6.50%, 6/15/38	40	48,930
Valero Energy Corp., 6.63%, 6/15/37	5	5,710

		274,545
Pharmaceuticals — 1.5%
Abbott Laboratories, 5.30%, 5/27/40	10	11,532
AbbVie, Inc., 4.40%, 11/06/42	20	18,803
AstraZeneca PLC, 6.45%, 9/15/37	15	19,440
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,650
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	31,882
Merck & Co., Inc., 4.15%, 5/18/43	15	14,962
Pfizer, Inc.:
7.20%, 3/15/39	40	54,876
4.40%, 5/15/44	5	5,033
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,423

		176,601
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,241
Norfolk Southern Corp., 4.84%, 10/01/41	30	30,917

		37,158
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,700
Intel Corp., 4.80%, 10/01/41	25	25,645

		31,345
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	30	33,617
Specialty Retail — 0.3%
The Home Depot, Inc., 5.88%, 12/16/36	20	24,464

BLACKROCK CORI FUNDS	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc., 6.65%, 9/15/37	$10	$13,120

		37,584
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	10,130
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	26,859
Philip Morris International, Inc.:
4.88%, 11/15/43	30	31,750
4.25%, 11/10/44	10	9,600

		68,209
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	40	47,000
Vodafone Group PLC, 6.15%, 2/27/37	35	37,984

		84,984
Total Corporate Bonds — 32.7%		3,776,758

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.75%, 8/15/26	40	57,697
6.50%, 11/15/26	50	71,250
6.63%, 2/15/27	25	36,106
6.38%, 8/15/27	20	28,605
5.50%, 8/15/28	30	40,594
5.25%, 2/15/29	30	39,945
6.13%, 8/15/29	45	64,941
5.38%, 2/15/31	50	68,738
4.75%, 2/15/37	20	26,709
4.38%, 2/15/38	115	146,023
4.50%, 5/15/38	110	142,029
3.50%, 2/15/39	55	61,329
4.25%, 5/15/39	190	236,713
4.50%, 8/15/39	50	64,570
4.38%, 11/15/39	110	139,631
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
4.63%, 2/15/40	$70	$92,066
4.38%, 5/15/41	215	274,394
2.75%, 8/15/42	30	28,964
2.75%, 11/15/42	230	221,788
3.13%, 2/15/43	120	124,406
2.88%, 5/15/43	250	246,973
3.63%, 8/15/43	100	113,844
3.75%, 11/15/43	165	192,109
3.63%, 2/15/44	105	119,470
3.38%, 5/15/44	150	163,020
3.13%, 8/15/44	110	114,065
3.00%, 11/15/44	50	50,609
2.50%, 2/15/45	210	191,461
3.00%, 5/15/45	150	152,086
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (b)	8,335	4,113,989

Total U.S. Treasury Obligations — 64.4%		7,424,124
Total Long-Term Investments (Cost — $10,418,575) — 97.1%		11,200,882

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	208,152	208,152

Total Short-Term Securities (Cost — $208,152) — 1.8%		208,152
Total Investments (Cost — $10,626,727*) — 98.9%		11,409,034
Other Assets Less Liabilities — 1.1%		124,437

Net Assets — 100.0%		$11,533,471

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,626,794

Gross unrealized appreciation	$898,069
Gross unrealized depreciation	(115,829)

Net unrealized appreciation	$782,240

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Net Income
BlackRock Liquidity Funds, TempFund, Institutional Class	98,557	109,595	208,152	$104

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting purposes.

•	Financial Futures Contracts

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2015	$155,938	$1,450

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK CORI FUNDS	JULY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,200,882	—	$11,200,882
Short-Term Securities	$208,152	—	—	208,152

Total	$208,152	$11,200,882	—	$11,409,034

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest contracts	$1,450	—	—	$1,450
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash pledged for financial futures contracts of $3,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$25	$23,448
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,379
United Technologies Corp., 4.50%, 6/01/42	90	90,277

		129,104
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	20	20,867
4.10%, 2/01/45	15	13,629
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,078

		53,574
Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,343
Banks — 1.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,651
HSBC Holdings PLC, 6.50%, 9/15/37	100	120,079
Wells Fargo & Co.:
5.38%, 11/02/43	40	43,249
5.61%, 1/15/44	25	27,937
4.65%, 11/04/44	40	38,956

		244,872
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	25,706
Diageo Investment Corp., 4.25%, 5/11/42	25	24,306
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,851
PepsiCo, Inc., 4.00%, 3/05/42	50	47,859

		107,722
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	35	42,417
Capital Markets — 1.9%
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,830
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	72,162
6.75%, 10/01/37	60	71,802
6.25%, 2/01/41	10	12,005
5.15%, 5/22/45	25	24,765
Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
Morgan Stanley:
4.35%, 9/08/26	$10	$9,982
6.38%, 7/24/42	30	37,604
4.30%, 1/27/45	25	23,765

		271,915
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,854
5.38%, 3/15/44	35	34,121
The Dow Chemical Co., 7.38%, 11/01/29	10	12,822
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,529
Ecolab, Inc., 5.50%, 12/08/41	10	11,266
LYB International Finance BV, 4.88%, 3/15/44	5	4,839
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	17,137

		94,568
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	40	48,260
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,390
Diversified Financial Services — 4.2%
Bank of America Corp.:
4.25%, 10/22/26	40	39,394
5.00%, 1/21/44	60	63,200
4.88%, 4/01/44	25	25,978
Series L, 4.75%, 4/21/45	5	4,758
Citigroup, Inc.:
4.30%, 11/20/26	20	19,869
8.13%, 7/15/39	40	58,073
6.68%, 9/13/43	20	24,885
5.30%, 5/06/44	30	31,490
General Electric Capital Corp.:
6.75%, 3/15/32	45	59,713
5.88%, 1/14/38	75	91,992
6.88%, 1/10/39	40	54,582
JPMorgan Chase & Co.:
4.13%, 12/15/26	20	19,875
6.40%, 5/15/38	35	44,146
5.60%, 7/15/41	10	11,506
5.63%, 8/16/43	20	21,928

BLACKROCK CORI FUNDS	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co. (concluded):
4.95%, 6/01/45	$25	$24,997

		596,386
Diversified Telecommunication Services — 4.0%
AT&T, Inc.:
6.30%, 1/15/38	25	27,776
5.35%, 9/01/40	70	70,476
5.55%, 8/15/41	20	20,485
Orange SA, 5.38%, 1/13/42	10	10,403
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	24,634
Verizon Communications, Inc.:
6.40%, 9/15/33	75	86,706
4.27%, 1/15/36 (a)	25	22,660
6.55%, 9/15/43	150	177,214
4.86%, 8/21/46	65	61,452
5.01%, 8/21/54	30	27,731
4.67%, 3/15/55 (a)	40	34,958

		564,495
Electric Utilities — 2.5%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	50	59,887
6.50%, 9/15/37	10	12,523
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,301
Duke Energy Florida, Inc., 6.40%, 6/15/38	55	71,607
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	22,169
Georgia Power Co., 4.30%, 3/15/42	40	37,874
Pacific Gas & Electric Co., 6.05%, 3/01/34	55	67,122
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,967
Virginia Electric & Power Co., 8.88%, 11/15/38	20	31,582

		345,032
Energy Equipment & Services — 1.1%
Baker Hughes, Inc., 5.13%, 9/15/40	20	21,238
Enterprise Products Operating LLC:
6.13%, 10/15/39	25	27,610
5.70%, 2/15/42	5	5,246
Halliburton Co., 7.45%, 9/15/39	25	34,313
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	17,054
Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
TransCanada PipeLines Ltd. (concluded):
7.63%, 1/15/39	$25	$33,315
Williams Partners LP, 6.30%, 4/15/40	15	15,084

		153,860
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	20	23,745
Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,936
The JM Smucker Co., 4.38%, 3/15/45 (a)	25	23,355
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,803
Kraft Foods Group, Inc.:
6.88%, 1/26/39	10	12,429
5.00%, 6/04/42	30	30,582

		100,105
Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	10	12,975
Express Scripts Holding Co., 6.13%, 11/15/41	20	23,118
Medtronic, Inc., 4.63%, 3/15/44	10	10,361

		46,454
Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	10	12,240
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	33,335
WellPoint, Inc.:
4.65%, 1/15/43	25	23,755
5.10%, 1/15/44	20	20,264

		89,594
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	24,285
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,257

Industrial Conglomerates — 0.3%
General Electric Co., 4.50%, 3/11/44	40	41,639
Insurance — 1.5%
The Allstate Corp., 4.50%, 6/15/43	20	20,397

2	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Arch Capital Group US, Inc., 5.14%, 11/01/43	$10	$10,391
AXA SA, 8.60%, 12/15/30	15	20,137
The Chubb Corp., Series 1, 6.50%, 5/15/38	15	19,735
MetLife, Inc.:
4.88%, 11/13/43	45	47,911
4.05%, 3/01/45	15	14,090
Principal Financial Group, Inc., 6.05%, 10/15/36	15	17,811
Prudential Financial, Inc., 6.63%, 12/01/37	30	37,022
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,842

		208,336
Machinery — 0.4%
Caterpillar, Inc., 3.80%, 8/15/42	25	23,107
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	25	28,045

		51,152
Media — 4.0%
21st Century Fox America, Inc.:
6.40%, 12/15/35	70	83,324
6.15%, 2/15/41	15	17,591
CBS Corp., 4.60%, 1/15/45	5	4,509
Comcast Corp.:
4.25%, 1/15/33	35	34,831
6.45%, 3/15/37	50	62,798
4.65%, 7/15/42	35	35,877
4.75%, 3/01/44	25	26,129
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	20	21,890
5.15%, 3/15/42	20	19,063
Discovery Communications LLC:
6.35%, 6/01/40	10	10,783
4.88%, 4/01/43	15	13,469
NBCUniversal Media LLC, 5.95%, 4/01/41	15	17,966
Thomson Reuters Corp., 5.85%, 4/15/40	10	11,197
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	30,637
7.30%, 7/01/38	15	16,369
6.75%, 6/15/39	10	10,374
Time Warner, Inc.:
7.63%, 4/15/31	45	58,845
6.10%, 7/15/40	25	28,467
5.35%, 12/15/43	25	26,007
Viacom, Inc., 4.38%, 3/15/43	30	24,611
Corporate Bonds	Par (000)	Value
Media (concluded)
The Walt Disney Co., 4.13%, 6/01/44	$15	$15,106

		569,843
Metals & Mining — 1.3%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	30,943
Newmont Mining Corp., 6.25%, 10/01/39	15	13,655
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	40	40,278
Southern Copper Corp.:
5.25%, 11/08/42	25	21,184
5.88%, 4/23/45	25	22,900
Vale Overseas Ltd.:
6.88%, 11/21/36	15	13,991
6.88%, 11/10/39	45	41,496

		184,447
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	35	34,231
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	25	28,086
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	21,736
Cenovus Energy, Inc., 6.75%, 11/15/39	10	11,007
ConocoPhillips, 6.50%, 2/01/39	35	43,553
ConocoPhillips Holding Co., 6.95%, 4/15/29	55	70,737
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	32,170
Encana Corp., 6.50%, 2/01/38	25	25,965
Hess Corp.:
7.30%, 8/15/31	10	11,608
5.60%, 2/15/41	30	30,081
Marathon Oil Corp., 6.80%, 3/15/32	15	17,194
ONEOK Partners LP, 6.85%, 10/15/37	10	10,341
Phillips 66, 5.88%, 5/01/42	15	16,459
Suncor Energy, Inc., 6.50%, 6/15/38	45	55,046
Valero Energy Corp., 6.63%, 6/15/37	25	28,550

		402,533
Pharmaceuticals — 2.0%
Abbott Laboratories, 5.30%, 5/27/40	10	11,533
AbbVie, Inc., 4.40%, 11/06/42	20	18,803

BLACKROCK CORI FUNDS	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
AstraZeneca PLC:
6.45%, 9/15/37	$25	$32,399
4.00%, 9/18/42	25	24,262
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,650
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	44,635
Merck & Co., Inc.:
2.80%, 5/18/23	50	49,613
4.15%, 5/18/43	10	9,975
Pfizer, Inc.:
7.20%, 3/15/39	45	61,735
4.40%, 5/15/44	15	15,099
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,423

		288,127
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	10	12,481
Norfolk Southern Corp., 4.84%, 10/01/41	35	36,070

		48,551
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,700
Intel Corp., 4.80%, 10/01/41	35	35,904

		41,604
Software — 0.4%
Oracle Corp., 5.38%, 7/15/40	45	50,425
Specialty Retail — 0.3%
The Home Depot, Inc., 5.88%, 12/16/36	25	30,580
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,120

		43,700
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	10,130
Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	25	26,859
Philip Morris International, Inc.:
6.38%, 5/16/38	25	31,449
4.88%, 11/15/43	20	21,167
4.25%, 11/10/44	20	19,200

		98,675
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	45	52,875
Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Vodafone Group PLC, 6.15%, 2/27/37	$40	$43,410

		96,285

Total Corporate Bonds — 36.7%		5,171,056

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	140	206,194
4.75%, 2/15/37	50	66,773
4.38%, 2/15/38	130	165,070
4.50%, 5/15/38	150	193,676
3.50%, 2/15/39	155	172,837
4.25%, 5/15/39	150	186,879
4.50%, 8/15/39	30	38,742
4.38%, 11/15/39	100	126,937
4.63%, 2/15/40	120	157,828
4.75%, 2/15/41	10	13,438
4.38%, 5/15/41	30	38,287
2.75%, 8/15/42	30	28,964
2.75%, 11/15/42	50	48,215
3.13%, 2/15/43	150	155,508
2.88%, 5/15/43	250	246,973
3.63%, 8/15/43	50	56,922
3.75%, 11/15/43	100	116,430
3.63%, 2/15/44	50	56,891
3.38%, 5/15/44	100	108,680
3.13%, 8/15/44	55	57,032
3.00%, 11/15/44	80	80,975
2.50%, 2/15/45	170	154,992
3.00%, 5/15/45	130	131,808
U.S. Treasury Notes, 4.50%, 2/15/36	55	71,203
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (b)	13,720	5,914,651

Total U.S. Treasury Obligations — 61.0%		8,595,905
Total Long-Term Investments (Cost — $12,865,472) — 97.7%		13,766,961

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	138,993	138,993

Total Short-Term Securities (Cost — $138,993) — 1.0%		138,993

4	BLACKROCK CORI FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $13,004,465*) — 98.7%	$13,905,954
Other Assets Less Liabilities — 1.3%	184,847

Net Assets — 100.0%	$14,090,801

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,005,959

Gross unrealized appreciation	$1,111,874
Gross unrealized depreciation	(211,879)

Net unrealized appreciation	$899,995

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Net Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,896	11,097	138,993	$103

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting purposes.

•	Financial Futures Contracts

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2015	$155,938	$1,450

BLACKROCK CORI FUNDS	JULY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$13,766,961	—	$13,766,961
Short-Term Securities	$138,993	—	—	138,993

Total	$138,993	$13,766,961	—	$13,905,954

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,450	—	—	$1,450
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash pledged for financial futures contracts of $3,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: September 22, 2015